Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Summary of Common Shares Outstanding and Percentage Control of the Company

	June 30, 2019		December 31, 2018
	Number of Shares	%	Number of Shares	%
John Barker	32,714	0.11	31,714	0.15
Stephen Randall	22,993	0.07	21,643	0.10
David McNally	4,167	0.01	4,167	0.02
Bruce Wolff 1	—	—	7,610	0.03
John Schellhorn	294	0.00	294	0.00

Total	60,168	0.19	65,428	0.30

Common Shares Outstanding	31,150,237	100%	21,675,849	100%

1:	Bruce Wolff retired as a Director effective May 29, 2019